EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS - (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Multiemployer Plans

Pension Fund	EIN/ PPN	Pension Protection Act Zone Status	FIP/RP Status Pending/ Implemented	Contributions (in Thousands)		Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
		2012		2012	2011
Western Conference Teamster Pension Plan	91-6145047/001	Green	No	$2,514	$2,382	No	6/30/2013
Operating Engineers Pension Trust Fund	94-60907064/001	Orange	No	534	511	No	7/1/2014
Local 282 Pension Trust Fund	011-6245313/001	Green	Yes	584	508	No	6/30/2016
Trucking Employees of New Jersey Pension Fund	22-6063701/001	Red	Yes	426	377	Yes	4/30/2013
Westchester Teamsters Pension Fund	13-6123973/001	Green	No	150	190	No	5/31/2014
Teamsters Local 445 Construction Division Pension Fund	22-1864489/001	Yellow	Yes	165	187	No	6/30/2014
Pension Fund of OE 825	22-6033380/001	Orange	Yes	124	129	No	5/31/2013 to 3/31/2016
Local No. 863 Pension Plan	22-1598194/001	Red	Yes	134	117	Yes	4/30/2013
Other	Various	Various	Various	316	347	Various	4/30/2013 to 8/31/2016
				$4,947	$4,748